SUBSEQUENT EVENTS - Additional information (Detail) (Subsequent Event [Member], USD $)	0 Months Ended	12 Months Ended
	Apr. 11, 2013	Dec. 31, 2012
Subsequent Event [Line Items]
Shares issued for services (in shares)		40,000
Aggregate Principal Amount	$ 1,856,000
Long-term Debt, Gross	$ 1,856,000
Shares issued for conversion of debt (in shares)	2,649,640
Maximum [Member]
Subsequent Event [Line Items]
Debt Maturity Date	May 11, 2014
Minimum [Member]
Subsequent Event [Line Items]
Debt Maturity Date	Mar. 31, 2013